Nature of Operations	12 Months Ended
Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations	Nature of Operations
Jefferies Financial Group Inc. ("Jefferies," "we," "our" or the "Company") is engaged in investment banking and capital markets, and asset management. Our strategy focuses on continuing to build out our investment banking effort, enhancing our capital markets businesses and further developing our Leucadia Asset Management alternative asset management platform, while returning excess capital to shareholders. Jefferies Group LLC ("Jefferies Group"), our largest subsidiary, was established in 1962 and is the largest independent U.S.-headquartered global full-service integrated investment banking and securities firm.
Jefferies Group operates in two reportable business segments: Investment Banking and Capital Markets, and Asset Management. Investment Banking and Capital Markets includes investment banking, capital markets and other related services. Investment banking provides underwriting and financial advisory services to clients across most industry sectors in the Americas, Europe, the Middle East and Africa, and Asia Pacific. Capital markets businesses operate across the spectrum of equities and fixed income products.
Within Asset Management, we manage, invest in and provide services to a diverse group of alternative asset management platforms across a spectrum of investment strategies and asset classes. Asset Management offers institutional clients an innovative range of investment strategies through its affiliated managers.

Through Jefferies Group, we own a 50% equity interest in JFIN Parent LLC ("Jefferies Finance") and Jefferies Finance LLC is a direct subsidiary of JFIN Parent LLC. Jefferies Finance is a joint venture entity pursuant to an agreement with Massachusetts Mutual Life Insurance Company ("MassMutual"). Jefferies Finance is a commercial finance company that structures, underwrites and syndicates primarily senior secured loans to corporate borrowers; and manages proprietary and third-party investments for both broadly syndicated and direct lending loans. Jefferies Finance conducts its operations primarily through two business lines, Leveraged Finance Arrangement and Portfolio and Asset Management. Loans are originated primarily through Jefferies Group's investment banking efforts and Jefferies Finance typically syndicates to third-party investors substantially all of its arranged volume through Jefferies Group. The Portfolio and Asset Management business lines, collectively referred to as Jefferies Credit Partners, manages a broad portfolio of assets under management comprised of portions of loans it has arranged, as well as loan positions that it has purchased in the primary and secondary markets. Jefferies Credit Partners is comprised of three registered Investment Advisors: Jefferies Finance, Apex Credit Partners LLC and JFIN Asset Management LLC, which serve as a private credit platform managing proprietary and third-party capital across comingled funds, separately managed accounts and collateralized loan obligations.

Through Jefferies Group, we also have a 50% interest in Berkadia Commercial Mortgage Holding LLC ("Berkadia"), Jefferies Group's equity method joint venture with Berkshire Hathaway Inc. Berkadia is a commercial mortgage banking and servicing company. Berkadia also is an investment sales advisor focused on the multifamily industry. Berkadia is a servicer of commercial real estate loans in the U.S., performing primary, master and special servicing functions for U.S. government agency programs, commercial mortgage-backed securities transactions, banks, insurance companies and other financial institutions.

We own a legacy portfolio of businesses and investments that we historically denominated as our "Merchant Banking" business and are reflected in our consolidated results as consolidated subsidiaries, equity investments, securities or in other ways. We are well along in the process of liquidating this portfolio, with the intention of selling to third parties, distributing to shareholders or transferring the balance of this portfolio to our Asset Management reportable segment over the next few years. Our Merchant Banking reportable segment primarily includes Linkem (fixed wireless broadband services in Italy); Vitesse Energy, LLC ("Vitesse Energy") (oil and gas production and development); real estate, primarily HomeFed LLC ("HomeFed"); Idaho Timber (manufacturing) and FXCM Group, LLC ("FXCM") (provider of online foreign exchange trading services). Our Merchant Banking businesses and investments also included National Beef Packing Company, LLC ("National Beef") (beef processing), prior to its sale in November 2019 and Spectrum Brands Holdings, Inc. ("Spectrum Brands") (consumer products), prior to its distribution to shareholders in October 2019.

On December 1, 2021, we made a $477 million contribution of net assets, including both Merchant Banking and Asset Management investments, to Jefferies Group. The transferred Merchant Banking investments are now being managed by a different management team, while the Asset Management investments continue to be managed by the co-Presidents of Asset Management who oversee all asset management activities across the Company. As a result, we transferred $194 million of net assets out of our Merchant Banking segment: $139 million of these net assets, including $48 million of net assets relating to
Foursight Capital LLC ("Foursight Capital"), were transferred into our Investment Banking and Capital Markets segment; the remaining $55 million of net assets transferred are now managed by the co-Presidents of Asset Management and are included in our Asset Management segment. Prior year amounts have been revised to conform to current segment reporting.
On November 29, 2019, we sold our remaining 31% equity interest in National Beef to Marfrig Global Foods S.A. ("Marfrig") and other shareholders and received a total of $970.0 million in cash, including $790.6 million of proceeds and $179.4 million from final distributions from National Beef around the time of the sale. The pre-tax gain recognized as a result of this transaction, $205.0 million for the year ended November 30, 2019, is classified as Other revenue. As of November 30, 2019, we no longer hold an equity interest in National Beef.

Prior to October 11, 2019, we owned approximately 15% of Spectrum Brands, a publicly traded global consumer products company on the NYSE (NYSE: SPB), and we reflected this investment at fair value based on quoted market prices. We distributed all of our 7,514,477 Spectrum Brands shares through a special pro rata dividend effective on October 11, 2019 to our stockholders of record as of the close of business on September 30, 2019.

We own approximately 42% of the common shares of Linkem, the largest fixed wireless broadband services provider in Italy. In addition, we own convertible preferred stock, which is automatically convertible to common shares in 2026, redeemable preferred stock with a redemption value of $107.6 million at November 30, 2021 and warrants. If our convertible preferred stock was converted and warrants exercised, it would increase our ownership to approximately 56% of Linkem's common equity at November 30, 2021. We have approximately 48% of the total voting securities of Linkem. Linkem provides residential broadband services in Italy using LTE technologies deployed over the 3.5 GHz spectrum band. Linkem launched its first 5G towers in late 2020 and plans to rapidly increase its network coverage and service offerings over the coming years as it upgrades to 5G, adds subscribers and leverages its assets. Linkem is accounted for under the equity method.

Vitesse Energy is our 97% owned consolidated subsidiary that acquires, invests and monetizes non-operated working interests and royalties predominantly in the Bakken Shale of the Williston Basin in North Dakota.

HomeFed is our 100% owned consolidated subsidiary that owns and develops residential and mixed use real estate properties. Prior to July 1, 2019, we owned approximately 70% of HomeFed and accounted for it under the equity method. On July 1, 2019, we completed a merger with HomeFed by which we acquired the remaining common stock of HomeFed. From July 1, 2019, the results of HomeFed are reflected on a consolidated basis. In connection with the merger, HomeFed stockholders received two shares of our common stock for each share of HomeFed common stock. A total of 9.3 million shares were issued, which were valued at $178.8 million at closing based on the market price of our common shares. As an offset to these issued shares, our Board of Directors authorized the repurchase of an additional 9.25 million shares in the open market.
The HomeFed acquisition was accounted for as a business combination. The fair value of the shares issued to acquire the remaining common shares of HomeFed implied an aggregate fair value of $596.4 million for 100% of HomeFed's equity balance. In accordance with purchase accounting, we allocated the $596.4 million fair value for 100% of HomeFed to its assets, liabilities and noncontrolling interests. We recorded $101.7 million of cash, $413.2 million of real estate, $198.3 million of investments in associated companies, $37.4 million of deferred tax assets, $15.3 million of goodwill and intangibles, $6.6 million of other assets, $125.5 million of long-term debt, $46.7 million of payables, expense accruals and other liabilities and $3.9 million of noncontrolling interests. In addition, associated with the acquisition, we also recorded $32.4 million of goodwill generated by the establishment of $32.4 million of deferred tax liabilities related to allocated value exceeding the tax basis of some of the HomeFed net assets. The estimated weighted average useful lives for the amortizable intangibles were 4 years at time of acquisition. Our allocation of the acquisition price is based on our estimate of fair value for each of the acquired assets and liabilities, which were developed primarily utilizing discounted cash flow models. In connection with the acquisition of the remaining interest of HomeFed, we recognized a $72.1 million non-cash pre-tax gain in Other revenues during the year ended November 30, 2019, on the revaluation of our 70% interest in HomeFed to fair value. The fair value of our 70% interest in HomeFed was based on the implied $596.4 million equity value for 100% of HomeFed.
Idaho Timber is our 100% owned consolidated subsidiary engaged in the manufacture and distribution of various wood products.
Our investment in FXCM and associated companies consists of a senior secured term loan due February 15, 2022 ($71.6 million principal outstanding at November 30, 2021), a 50% voting interest in FXCM and rights to a majority of all distributions in respect of the equity of FXCM. FXCM is a provider of online foreign exchange trading, contract for difference trading, spread betting and related services.